Construction in Progress (Tables)	12 Months Ended
Dec. 31, 2022
Construction in progress [abstract]
Construction in progress

	202 1	202 2
	RMB’000	RMB’000
As at 1 January	1,710,124	3,293,177
Additions	3,270,695	2,927,950
Disposal	—	(4,749)
Transferred to property plant and equipment (note 16)	(1,699,974)	(2,467,917)
Transferred from property plant and equipment (note 16)	12,332	—

As at 31 December	3,293,177	3,748,461